Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-term incentive awards for executive officers generally are made annually, as part of the total remuneration approach to executive compensation. Each NEO’s annual awards were made in March 2025 and each such award was made pursuant to the 2024 Plan.
We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy which was filed as an exhibit in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2025 or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Company's equity awards are typically approved at the Board meeting in February each year (in 2025, the grant was made in March), with a grant date that is generally two business days after the Company's next report of quarterly or annual financial results following such approval. Any grants for newly hired executive officers that are approved by the Compensation & Human Capital Committee generally occur on the executive officer's employment date, if such date falls within the Company's open trading window, or, if such date is not during the Company's open trading window, two business days after the Company's report of quarterly or annual financial results. The Compensation & Human Capital Committee may also occasionally grant equity-based awards at other times to recognize, retain, or recruit executive officers.

Award Timing Method	The Company's equity awards are typically approved at the Board meeting in February each year (in 2025, the grant was made in March), with a grant date that is generally two business days after the Company's next report of quarterly or annual financial results following such approval.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy which was filed as an exhibit in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2025 or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false